Label	Element	Value
Yields for You Strategy A ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yields for You Strategy A ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Yields for You Strategy A ETF (the “Strategy A ETF” or the “Fund”) seeks total return consistent with the preservation of capital while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy A ETF is an actively managed exchange-traded fund (“ETF”) that operates as a “fund-of-funds.” Under normal market conditions the Fund seeks to achieve its investment objective by investing primarily in a combination of other exchange-traded funds (“Underlying ETFs”). Such Underlying ETFs may pursue a variety of investment strategies and in some cases, be managed or sponsored by an entity affiliated with the Adviser. The Underlying ETFs, in turn, primarily invest in a core portfolio of investment grade debt securities, high-quality government bonds and preferred stock, U.S. Government and agency securities, other fixed income securities (described below), and cash and cash equivalents. The Fund may also invest in Underlying ETFs that invest in equity securities and utilize equity-related derivatives, such as options, futures and swaps.
The Adviser determines specific investments for the Fund by first examining the current economic environment, interest rate trends, and overall market conditions using a variety of quantitative measures (e.g., beta, standard deviation, alpha, Sharpe ratio, tracking error, maximum drawdown, up/down capture ratios, expense ratios, average holding period/turnover, durations, fund holdings, and weights) to determine an allocation or weighting framework among the various asset classes described above (e.g., government bonds, preferred stock, and government and agency securities). The Adviser then selects Underlying ETFs with holdings generally consistent with these asset class exposures and whose investment objectives and strategies are generally in line with the Adviser’s market outlook expectations.
The Adviser may adjust the asset class framework and/or the narrower asset class allocations, or the allocations to individual Underlying ETFs, at any time based on the Adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment objective (“dynamic rebalancing”). For example, the
Adviser may engage in dynamic rebalancing by adjusting the asset class framework during periods of rising interest rates to favor short-term government bonds or, conversely, when rates are expected to stabilize or decline, the Fund may adjust the asset class framework to emphasize longer-duration bonds to lock in higher yields for extended periods. The Adviser would then make the appropriate adjustments to its Underlying ETF allocations to reflect the updated asset class allocations. As market conditions shift, the Adviser may also employ actively managed strategies to buy and sell Underlying ETFs, invest in individual securities, or make other tactical adjustments to the Fund’s portfolio to seek to achieve the Fund’s investment objective.
Fixed income securities in an Underlying ETF’s portfolio may include investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury or U.S. government-sponsored enterprises), corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; convertible securities; variable and floating rate loans; and inflation-indexed bonds. While the Underlying ETFs may invest in securities with any maturity or duration, the Adviser seeks to maintain an effective duration for the Fund of one year or less under normal market conditions. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. An Underlying ETF may have a portion of its assets invested in non-investment-grade debt securities, often referred to as “junk bonds,” which are considered speculative. The Fund and the Underlying ETFs also may invest in cash equivalents, including repurchase agreements, commercial paper and variable rate demand notes.
Equity securities in an Underlying ETF’s portfolio will primarily consist of preferred stock of large- and mid-capitalization companies with strong fundamentals. Some Underlying ETFs may also invest in equity-related derivatives to both increase the return and to hedge or protect against adverse movements in interest rates and/or the securities markets. The Underlying ETFs in which the Fund invests may also invest in real estate investment trusts (“REITs”).
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. The Fund, indirectly through the Underlying ETFs, may at times be heavily invested in one or more sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.teucrium.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.teucrium.com
Yields for You Strategy A ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Yields for You Strategy A ETF | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
Yields for You Strategy A ETF | Asset Allocation Fund Of Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Fund of Funds Risk. Asset allocation decisions, techniques, or analyses, or models implemented by the Adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the Adviser's assumptions about asset classes and Underlying ETFs may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in individual ETFs or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Shareholders bear indirectly the expenses of the Underlying ETFs in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF manager’s investment decisions or other factors, which could result in the Underlying ETF’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs. To the extent that the Fund invests a significant portion of its assets in a single Underlying ETF, it may be more susceptible to risks associated with that ETF and its investments.
Yields for You Strategy A ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
Yields for You Strategy A ETF | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Yields for You Strategy A ETF | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount they expect to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETF is insufficient or there are delays in the Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETFs may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Yields for You Strategy A ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.
Yields for You Strategy A ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Yields for You Strategy A ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Underlying ETF may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Underlying ETF to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage and derivatives risk limits imposed by the 1940 Act and the rules thereunder or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETF realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns. To the extent the Underlying ETF invests in such derivative instruments, the value of the Underlying ETF’s portfolio is likely to experience greater volatility over short-term periods.
Yields for You Strategy A ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and invests in other ETFs, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

Yields for You Strategy A ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Yields for You Strategy A ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Yields for You Strategy A ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Yields for You Strategy A ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Yields for You Strategy A ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Yields for You Strategy A ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Yields for You Strategy A ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock. An Underlying ETF’s investments in debt securities may subject the Underlying ETF to the following risks:
◦Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
An Underlying ETF may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Underlying ETF to evaluate credit risk may affect the value of securities held by an Underlying ETF.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services (S&P®), to help describe the creditworthiness of the issuer.
◦Credit Ratings Risk. Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.
◦Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.
◦Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.
◦Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
◦Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. For every 1% change in interest rates, a debt security’s price will change by an amount equal to its duration. For example, if interest rates increase by 1% and a bond has a duration of 3 years, the bond’s price will decrease by 3%. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
◦Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.
Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.
Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
An Underlying ETF may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Underlying ETF to evaluate credit risk may affect the value of securities held by an Underlying ETF.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services (S&P®), to help describe the creditworthiness of the issuer.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Credit Ratings Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Ratings Risk. Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less. Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Inflation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. For every 1% change in interest rates, a debt security’s price will change by an amount equal to its duration. For example, if interest rates increase by 1% and a bond has a duration of 3 years, the bond’s price will decrease by 3%. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.
Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.
Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.
Yields for You Strategy A ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Floating and Variable Rate Securities Risk. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Underlying ETF will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Underlying ETF.
Yields for You Strategy A ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Yields for You Strategy A ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
Yields for You Strategy A ETF | Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Hedging Risk. Derivatives used by the Underlying ETFs to reduce volatility and generate returns may not perform as intended. Such derivatives may expose the Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed. Further, the use of derivatives to hedge may not fully protect the Fund against declines in the value of its portfolio securities.
Yields for You Strategy A ETF | High-Yield Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities Risk. The fixed income investments held by an Underlying ETF that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.
Yields for You Strategy A ETF | Index Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index Tracking Risk. Certain Underlying ETFs or other investment companies in which the Fund invests are not actively managed and instead attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, its holdings will hold constituent securities of the applicable index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underling ETF’s or Fund’s return to be lower than if it had employed an active strategy. In addition, the return may not match or achieve a high degree of correlation with the return of the applicable index due to expenses and transaction costs incurred in adjusting its portfolio. It is possible it may not always fully replicate the performance of the index.
Yields for You Strategy A ETF | Inflation-Indexed Bonds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation-Indexed Bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying ETF may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Yields for You Strategy A ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Yields for You Strategy A ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
Yields for You Strategy A ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Yields for You Strategy A ETF | Market Capitalization Risk, Large-Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Yields for You Strategy A ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-
capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Yields for You Strategy A ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Yields for You Strategy A ETF | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and Asset-Backed Securities Risk. The Underlying ETFs may invest in U.S. government agency-backed mortgage- and asset-backed securities. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk. When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Yields for You Strategy A ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Yields for You Strategy A ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Yields for You Strategy A ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in other investment companies, however, the Adviser will not collect management fees for managing Fund assets invested in affiliated ETFs. Investments in ETFs are also subject to the “ETF Risks” described above.
Yields for You Strategy A ETF | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Yields for You Strategy A ETF | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs also are subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Yields for You Strategy A ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The Underlying ETFs may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that an Underlying ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that an Underlying ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Underlying ETF at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Yields for You Strategy A ETF | Yields for You Strategy A ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YFYA
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 368
Yields for You Strategy B ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yields for You Strategy B ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Yields for You Strategy B ETF (the “Strategy B ETF” or the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy B ETF is an actively managed exchange-traded fund (“ETF”) that operates as a “fund-of-funds.” Under normal market conditions the Fund seeks to achieve its investment objective by investing primarily in a combination of other exchange-traded funds (“Underlying ETFs”). Such Underlying ETFs may pursue a variety of investment strategies and in some cases, be managed or sponsored by an entity affiliated with the Adviser. The Underlying ETFs, in turn, primarily invest in a wide variety of core fixed income interest- and dividend-paying securities, such as high-quality corporate and government bonds, U.S. Government and agency securities, and preferred stock. The Fund will also invest in Underlying ETFs that seek to provide large- and mid-cap market exposure while attempting to limit downside risk through various strategies, such as “buffered” ETFs or equity-focused ETFs that utilize hedging strategies. Many such ETFs “ladder” their buffered or hedged equity investments, which means they stagger their investments over different time periods. In general, the Adviser manages the Fund with a 3- to 5-year investment horizon prioritizing investments that the Adviser believes provide predictable, steady income generation, durability to yield and interest rate changes, and lower-than-average historical volatility.
The Adviser determines specific investments for the Fund by first examining the current economic environment, interest rate trends, and overall market conditions using a variety of quantitative measures (e.g., beta, standard deviation, alpha, Sharpe ratio, tracking error, maximum drawdown, up/down capture ratios, expense ratios, average holding period/turnover, durations, fund holdings, and weights) to determine an allocation or weighting framework among the various asset classes described above (e.g., corporate bonds, Treasuries, preferred stock, etc.). The Adviser then selects Underlying ETFs with holdings generally consistent with these asset class exposures and whose investment objectives and strategies are generally in line with the Adviser’s market outlook expectations.
Underlying ETFs that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to track the performance of the benchmark index by investing in a representative sample of Index components.
The Adviser may adjust the asset class framework and/or the narrower asset class allocations, or the allocations to individual Underlying ETFs, at any time based on the Adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment objective (“dynamic rebalancing”). For example, the Adviser may engage in dynamic rebalancing by adjusting the asset class framework to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events. The Adviser would then make the appropriate adjustments to its Underlying ETF allocations to reflect the updated asset class allocations. As market conditions shift, the Adviser may also employ actively managed strategies to buy and sell Underlying ETFs, invest in individual securities, or make other tactical adjustments to the Fund’s portfolio to seek to achieve the Fund’s investment objective.
Fixed income securities in an Underlying ETF’s portfolio may include investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury), corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; convertible securities; variable and floating rate loans; and inflation-indexed bonds.
Equity securities in an Underlying ETF’s portfolio will primarily consist of preferred stock, growth and value common stocks; the stock of large- and mid-capitalization companies; sector-specific stocks; and domestic and foreign stocks. An Underlying ETF may also invest in equity-related derivatives, such as options, futures and swaps, to increase the return or to hedge or protect against adverse movements in interest rates and/or the securities markets, or a combination thereof. The Underlying ETFs in which the Fund invests may also invest in real estate investment trusts (“REITs”).
Buffered ETFs (also known as “structured” or “defined” outcome ETFs) are a type of ETF that seek to offer downside protection and a pre-defined range of outcomes over a set period. The Fund may invest up to 20% of its net assets in Buffered ETFs. As a shareholder of a Buffered ETF, the Fund is subject to an upside return cap that represents the maximum return an investor can achieve from an investment in the Buffered ETF for a defined investment period. It is also possible the Fund may purchase shares of a Buffered ETF that is near or at its upside return cap or otherwise hold its shares of a Buffered ETF for a period shorter than the defined outcome period. In each case, the Fund may not benefit from the protection provided by the “buffer,” or floor. In addition, there is no guarantee that a Buffered ETF will achieve its investment objective. The Fund does not pursue a defined outcome strategy and does not seek to provide any buffer against or floor on potential losses.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests. The Fund may invest a significant portion of its assets in any single Underlying ETF. The Fund, indirectly through the Underlying ETFs, may at times be heavily invested in one or more sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.teucrium.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.teucrium.com
Yields for You Strategy B ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Yields for You Strategy B ETF | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
Yields for You Strategy B ETF | Asset Allocation Fund Of Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Fund of Funds Risk. Asset allocation decisions, techniques, or analyses, or models implemented by the Adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the Adviser's assumptions about asset classes and Underlying ETFs may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in individual ETFs or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Shareholders bear indirectly the expenses of the Underlying ETFs in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF manager’s investment decisions or other factors, which could result in the Underlying ETF’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs. To the extent that the Fund invests a significant portion of its assets in a single Underlying ETF, it may be more susceptible to risks associated with that ETF and its investments.

Yields for You Strategy B ETF | Buffered Strategy Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Buffered Strategy Investment Risk. There can be no guarantee that the Underlying ETFs will be successful in their strategy to provide downside protection against losses and the Fund may not be able to take advantage of Underlying ETF buffers. In periods of extreme market volatility, an Underlying ETFs downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect an Underlying ETF’s loss of NAV, to the extent the Fund sells Underlying ETFs on an exchange and the ETF is trading at prices that deviate from NAV, the Fund may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to any maximum cap on returns of the Underlying ETF. The Fund may also not receive the benefit of investments in Underlying ETFs that have a maximum cap on returns because it cannot participate in any gains beyond the cap. In periods of heightened market volatility, an Underlying ETF’s upside limit may be significantly lower than the cap because caps may change from period to period.
The Fund may purchase shares of one or more underlying buffered ETFs that are near or at their cap or without the protection provided by a buffer. Because the Fund may buy an underlying buffered ETF on days other than the first day of the ETF’s outcome period and sell on days other than the last day of the ETF’s outcome period, it is not likely that the Fund will realize the stated outcome of the underlying buffered ETF. During any rebalance period, the underlying buffered ETF may not be equally weighted, so the Fund may be exposed to one or more Underlying ETFs disproportionately. Under such circumstances the Fund may be exposed to the overweighted performance of certain underlying buffered ETFs. The Fund does not pursue a defined outcome strategy and does not provide any buffer or floor against losses. You may experience significant losses on investments in the Fund.

Yields for You Strategy B ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
Yields for You Strategy B ETF | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Yields for You Strategy B ETF | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount they expect to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETF is insufficient or there are delays in the Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETFs may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Yields for You Strategy B ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that a Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.
Yields for You Strategy B ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Yields for You Strategy B ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Underlying ETF may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Underlying ETF to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage and derivatives risk limits imposed by the 1940 Act and the rules thereunder or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETF realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns. To the extent the Underlying ETF invests in such derivative instruments, the value of the Underlying ETF’s portfolio is likely to experience greater volatility over short-term periods.

Yields for You Strategy B ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and invests in other ETFs, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Yields for You Strategy B ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Yields for You Strategy B ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Yields for You Strategy B ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Yields for You Strategy B ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Yields for You Strategy B ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Yields for You Strategy B ETF | Equity Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Yields for You Strategy B ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock. An Underlying ETF’s investments in debt securities may subject the Underlying ETF to the following risks:
◦Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
An Underlying ETF may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Underlying ETF to evaluate credit risk may affect the value of securities held by an Underlying ETF.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services (S&P®), to help describe the creditworthiness of the issuer.
◦Credit Ratings Risk. Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.
◦Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.
◦Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.
◦Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
◦Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines.
This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. For every 1% change in interest rates, a debt security’s price will change by an amount equal to its duration. For example, if interest rates increase by 1% and a bond has a duration of 3 years, the bond’s price will decrease by 3%. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
◦Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.
Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.
Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.
An Underlying ETF may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Underlying ETF to evaluate credit risk may affect the value of securities held by an Underlying ETF.
Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.
Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services (S&P®), to help describe the creditworthiness of the issuer.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Credit Ratings Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Ratings Risk. Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. The Fund is subject to extension risk, which is the risk that the market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls, and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in, and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Income Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less. Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Inflation Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. For every 1% change in interest rates, a debt security’s price will change by an amount equal to its duration. For example, if interest rates increase by 1% and a bond has a duration of 3 years, the bond’s price will decrease by 3%. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.
Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.
Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.
Yields for You Strategy B ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Floating and Variable Rate Securities Risk. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Underlying ETF will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Underlying ETF.
Yields for You Strategy B ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Yields for You Strategy B ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
Yields for You Strategy B ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Yields for You Strategy B ETF | Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Hedging Risk. Derivatives used by the Underlying ETFs to reduce volatility and generate returns may not perform as intended. Such derivatives may expose the Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed. Further, the use of derivatives to hedge may not fully protect the Fund against declines in the value of its portfolio securities.
Yields for You Strategy B ETF | Index Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index Tracking Risk. Certain Underlying ETFs or other investment companies in which the Fund invests are not actively managed and instead attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, its holdings will hold constituent securities of the applicable index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underling ETF’s or Fund’s return to be lower than if it had employed an active strategy. In addition, the return may not match or achieve a high degree of correlation with the return of the applicable index due to expenses and transaction costs incurred in adjusting its portfolio. It is possible it may not always fully replicate the performance of the index.
Yields for You Strategy B ETF | Inflation-Indexed Bonds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation-Indexed Bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying ETF may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Yields for You Strategy B ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Yields for You Strategy B ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
Yields for You Strategy B ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Yields for You Strategy B ETF | Market Capitalization Risk, Large-Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Yields for You Strategy B ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Yields for You Strategy B ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Yields for You Strategy B ETF | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and Asset-Backed Securities Risk. The Underlying ETFs may invest in U.S. government agency-backed mortgage- and asset-backed securities. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk. When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Yields for You Strategy B ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Yields for You Strategy B ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Yields for You Strategy B ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in other investment companies, however, the Adviser will not collect management fees for managing Fund assets invested in affiliated ETFs. Investments in ETFs are also subject to the “ETF Risks” described above.
Yields for You Strategy B ETF | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Yields for You Strategy B ETF | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs also are subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Yields for You Strategy B ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Sector Risk. The Fund’s investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
Yields for You Strategy B ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Yields for You Strategy B ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The Underlying ETFs may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that an Underlying ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that an Underlying ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Underlying ETF at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Yields for You Strategy B ETF | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.
Yields for You Strategy B ETF | Yields for You Strategy B ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YFYB
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 387
Relative Strength Managed Volatility Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Relative Strength Managed Volatility Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Relative Strength Managed Volatility Strategy ETF (the “RSMV Strategy ETF” or the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The RSMV Strategy ETF is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily, under normal market conditions, in common stocks of U.S. growth companies. The Fund may invest in companies of any size, but typically invests in securities of issuers with market capitalizations in excess of $10 billion. The Fund invests for the long-term, meaning the Fund may hold securities in its portfolio with market capitalizations that have increased or decreased in value from the time of purchase. The Fund’s direct investment in common stocks typically consists of a focused portfolio of between 20 and 50 companies across varying sectors, although from time to time the Fund may hold fewer or more stocks depending on the Adviser’s assessment of available investment opportunities, and may focus its investments on companies in the same economic sector.
The Fund may also invest in other ETFs that invest in U.S. growth companies as well as real estate investment trusts (“REITs”). The Fund may also hold cash, cash equivalents and fixed income securities, either directly or through other investment companies, during periods of high market volatility. These securities consist primarily of investment grade debt securities, including U.S. Government securities (e.g., Treasury bills, notes, bonds and other debt obligations issued by the Treasury or U.S. government-sponsored enterprises), and high-quality corporate bonds. The Adviser may determine that it is appropriate to invest a substantial portion of the Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Fund may invest without limitation in such instruments.
The Adviser determines specific investments for the Fund by using a top-down approach to examine the current macro-economic environment, trends between sectors, and overall market conditions using a variety of quantitative measures (such as value, momentum, size, quality, and volatility) to determine attractive asset allocations among sectors, industries, asset classes or individual securities, with a focus on identifying those that demonstrate the most attractive “momentum.” In general, momentum is the tendency of an investment category or security to exhibit persistence in its relative performance, with an emphasis on those categories or securities that have had better recent performance compared to peers. Determinations as to momentum are typically measured based on price movement and adjusted for measured volatility (increase or decrease in price over time), generally disfavoring investment categories or securities with too much volatility (and consequently higher risk) over time.
Within categories of securities determined to have attractive momentum, the Adviser may also utilize a “bottom-up approach” through the use of various quantitative measures (e.g., various statistical and mathematical pricing models), and, at times, qualitative measures (e.g., assessments of company fundamentals, managements, etc.) to assess how well individual securities within investment categories align with the attractiveness of the overall category.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.teucrium.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.teucrium.com
Relative Strength Managed Volatility Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Relative Strength Managed Volatility Strategy ETF | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
Relative Strength Managed Volatility Strategy ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
Relative Strength Managed Volatility Strategy ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that a Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.
Relative Strength Managed Volatility Strategy ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Relative Strength Managed Volatility Strategy ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•ETF Risks. The Fund is an ETF and invests in other ETFs, and, as a result of its structure, it is exposed directly or indirectly to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Relative Strength Managed Volatility Strategy ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Relative Strength Managed Volatility Strategy ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Relative Strength Managed Volatility Strategy ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Relative Strength Managed Volatility Strategy ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Relative Strength Managed Volatility Strategy ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Relative Strength Managed Volatility Strategy ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to decrease interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Event Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Relative Strength Managed Volatility Strategy ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
Relative Strength Managed Volatility Strategy ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Relative Strength Managed Volatility Strategy ETF | Index Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Index Tracking Risk. Certain other investment companies in which the Fund invests are not actively managed and instead attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, its holdings will hold constituent securities of the applicable index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underling ETF’s or Fund’s return to be lower than if it had employed an active strategy. In addition, the return may not match or achieve a high degree of correlation with the return of the applicable index due to expenses and transaction costs incurred in adjusting its portfolio. It is possible it may not always fully replicate the performance of the index.
Relative Strength Managed Volatility Strategy ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Relative Strength Managed Volatility Strategy ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
Relative Strength Managed Volatility Strategy ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Relative Strength Managed Volatility Strategy ETF | Market Capitalization Risk, Large-Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Relative Strength Managed Volatility Strategy ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Relative Strength Managed Volatility Strategy ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Relative Strength Managed Volatility Strategy ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Relative Strength Managed Volatility Strategy ETF | Momentum Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Momentum Investing Risk. Securities that exhibit momentum characteristics may be more volatile than the market as a whole. In addition, the returns of securities that previously have exhibited price momentum may be less than the returns of other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum, and they may also experience rapid and substantial declines in value. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Fund may be negatively affected compared to the returns from other styles of investing.
Relative Strength Managed Volatility Strategy ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Relative Strength Managed Volatility Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Relative Strength Managed Volatility Strategy ETF | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in other investment companies, however, the Adviser will not collect management fees for managing Fund assets invested in affiliated ETFs. Investments in ETFs are also subject to the “ETF Risks” described above.
Relative Strength Managed Volatility Strategy ETF | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•REIT Risk. Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs also are subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Relative Strength Managed Volatility Strategy ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. The Fund’s investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
Relative Strength Managed Volatility Strategy ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Relative Strength Managed Volatility Strategy ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Relative Strength Managed Volatility Strategy ETF | Relative Strength Managed Volatility Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RSMV
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 318

[1]	Estimated for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
[3]	Estimated for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
[5]	Estimated for the current fiscal year.